Notes Payable - Related Party (Details Textual) - USD ($)								1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 03, 2019	Apr. 12, 2019	Apr. 12, 2019	Jan. 14, 2019	Jan. 14, 2019	Jul. 15, 2016	Nov. 04, 2013	May 31, 2019	May 17, 2019	Feb. 28, 2019	Sep. 30, 2019	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 17, 2013
Note Payable - Related Party (Textual)
Unsecured promissory notes, term															1 year
Repaid related party amount													$ 3,000	$ 103,389
Percentage of advance carries interest rate							10.00%											10.00%
Newly issued shares of common stock	20,000							750,000	250,000				320,000
Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description												The Company entered into five additional notes with Vantage totaling $41,000 with an interest rate of 7%.				The Company entered into seventeen additional unsecured 7% Promissory Notes totaling $215,500.
Unsecured promissory notes total																$ 300,000
Unsecured promissory notes mature, description																The notes mature four to twelve months from issuance and total $437,500.
Aggregate principal amount																$ 518,225
Outstanding convertible promissory note		$ 50,000	$ 50,000
Chief Executive Officer [Member]
Note Payable - Related Party (Textual)
Total borrowings amount															$ 75	4,275
Total expenses																3,200
Repaid related party amount															$ 3,220	4,330
Amount due to the CEO																$ 3,145
Percentage of advance carries interest rate															0.00%
Shareholder [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description						The Company entered into an unsecured 7% promissory note with a significant shareholder in the amount of $100,000.	The Company entered into two 10% convertible debentures with a significant shareholder			The Company issued a promissory note in the principal amount of $110,000 to Lyle Hauser with an original issue discount of $10,000, for a purchase price of $100,000. The note has a 0% interest rate until maturity and had an original maturity date of March 31, 2019, which has been extended to December 31, 2019 (see Note 8). Following the maturity date, the note bears a 9% annual interest rate until paid in full.							The Company entered into eight unsecured 7% Promissory Notes with a significant shareholder.
Unsecured promissory notes total						$ 100,000											$ 222,000
Unsecured promissory notes mature, description						One-year term
Shareholder [Member] | Promissory Note [Member]
Note Payable - Related Party (Textual)
Unsecured promissory notes, description						The Company issued a 7% promissory note to a significant shareholder in the principal amount of $100,000.
Unsecured promissory notes mature, description						One-year term
Maturity date						Jun. 30, 2019
Vantage [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate				7.00%	7.00%
Aggregate principal amount				$ 17,780	$ 17,780
Repayments common stock		$ 50,000
Newly issued shares of common stock		10,000
Outstanding convertible promissory note		$ 50,000	50,000
Maturity date				Dec. 31, 2019
Accrued interest													$ 326
Vantage [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate				7.00%	7.00%
Aggregate principal amount				$ 17,780	$ 17,780
Repayments common stock			$ 50,000
Newly issued shares of common stock			10,000
Outstanding convertible promissory note		$ 50,000	$ 50,000	$ 17,780	$ 17,780
Maturity date				Dec. 31, 2019
Accrued interest											$ 326
Hauser [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate				7.00%	7.00%
Aggregate principal amount				$ 70,382	$ 70,382
Maturity date				Dec. 31, 2019
Accrued interest													$ 6,557
Hauser [Member] | Unsecured Promissory Notes [Member]
Note Payable - Related Party (Textual)
Percentage of advance carries interest rate				7.00%	7.00%
Aggregate principal amount				$ 70,382	$ 70,382
Outstanding convertible promissory note				$ 70,382	$ 70,382
Maturity date					Dec. 31, 2019
Accrued interest											$ 6,557